RIGHT-OF-USE ASSETS (Details Textual) - USD ($)		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Expense relating to short-term leases	$ 20,192,000	$ 63,113,000
Expense relating to leases of low-value assets	$ 153,000	73,000
Expense relating to variable lease payments		55,952,000
Office and residential property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation expense		$ 601,000
Office and residential property [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease Term		1 year
Office and residential property [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease Term		4 years
Ships [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease Term		1 year
Ships [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease Term		5 years
Ship equipment [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease Term		1 year
Ship equipment [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease Term		3 years
Ship and ship equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation expense		$ 30,449,000